May 6, 2002
Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


         RE:      Dreyfus 100% U.S. Treasury Money Market Fund
                  1933 Act File No. 33-00823
                  1940 Act File No. 811-04430
Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission.

         Please address any comments or questions to the undersigned at (212) 922-6835.

         Thank you.
                                                         Very truly yours,


                                                         /s/ Monica Moran

MM:

cc:      Stroock & Stroock & Lavan LLP
         Michael A. Rosenberg